FINANCIAL RISK MANAGEMENT - CREDIT RISK - IMPAIRMENT OF FINANCIAL ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of loss provision for financial assets [line items]
Carrying Amount	¥ 3,922,829		¥ 4,148,413
Less: Provision for impairment loss	(10,590)	¥ (18,852)	(13,325)	¥ (13,336)	¥ (13,336)	¥ (13,377)	¥ (13,377)
Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	3,922,829	4,148,413
Less: Provision for impairment loss	(61,212)		¥ (6,203)
Portfolio 1 [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	248,481	636,686
Less: Provision for impairment loss	0	0
Portfolio 2 [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	¥ 3,560,959	¥ 3,444,463
ECL rates (as percent)	1.66%	1.90%
Less: Provision for impairment loss	¥ (58,945)	¥ (65,563)
Portfolio 3 [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	¥ 113,389	¥ 67,264
ECL rates (as percent)	2.00%	2.00%
Less: Provision for impairment loss	¥ (2,267)	¥ (1,344)